Condensed Consolidated Interim Statements of Financial Position (Unaudited) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 128,605,465	$ 90,156,821
Receivables	939,909	1,041,582
Inventory	12,401,145	3,903,139
Prepaids and deposits	8,947,179	4,757,100
Total current assets	150,893,698	99,858,642
Non-current assets
Equipment	2,225,620	1,192,074
Intangible assets	30,696	36,112
Investments	668,620	71,429
Goodwill	3,012,626
Right-of-use assets	1,668,017	229,616
TOTAL ASSETS	158,499,277	101,387,873
Current liabilities
Trade payables and accrued liabilities	5,597,258	3,397,343
Customer deposits	174,611	417,641
Deferred revenue	105,005	165,237
Derivative liability	376,515	492,470
Lease liabilities	407,585	143,624
Total current liabilities	6,660,974	4,616,315
Non-current liabilities
Deferred revenue	23,942	44,512
Lease liabilities	1,355,035	130,251
TOTAL LIABILITIES	8,039,951	4,791,078
SHAREHOLDERS’ EQUITY
Share capital	309,186,815	229,698,507
Reserves – share-based payments	12,297,372	7,347,457
Reserves – Warrants	126,534	126,534
Accumulated deficit	(170,940,001)	(140,446,908)
Accumulated other comprehensive loss	(211,394)	(128,795)
TOTAL SHAREHOLDERS’ EQUITY	150,459,326	96,596,795
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 158,499,277	$ 101,387,873